Segment information - Geographic Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 6,401	$ 6,659
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	1,818	1,326
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	805	1,070
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	644	658
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	615	875
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	332	688
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 2,187	$ 2,042